UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2022

Item 1. Report to Stockholders.

Semi-Annual Report - Febuary 28, 2022

Villere Funds

Table of Contents

A Message to Our Shareholders	2

Sector Allocations	8

Schedules of Investments	9

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	20

Expense Examples	32

Additional Information	34

Privacy Notice	Inside Back Cover

Villere Funds

February 28, 2022

To Our Fellow Shareholders:

The 6-month period ended February 28, 2022 was challenging in the markets as inflation concerns rose, the Federal Reserve (“Fed”) signaled that it would begin to tighten monetary policy, and finally, in late February, Russia invaded Ukraine.  While inflation and monetary policy have been simmering risks that the market has gradually absorbed, the Russia/Ukraine conflict has led to a significant spike in volatility.

Small- and mid-cap stocks, like the ones typically held in our Funds, were particularly hurt by this uncertainty.  The Lipper Mid-Cap Growth Funds Index fell by 15.71% during the 6-month period.

While market swings have been frustrating, we are encouraged by the performance of the U.S. economy and the securities in our portfolios.  Recovery from the COVID-19 pandemic continues and we believe that the U.S. consumer is in strong shape.

Villere Balanced Fund – Results

The Villere Balanced Fund (the “Balanced Fund”) fell 5.53% during the 6-month period ended February 28, 2022. In comparison, the Balanced Fund’s benchmark – the Lipper Balanced Funds Index – fell by 3.74%. The Balanced Fund’s focus on primarily small- and mid-cap stocks detracted from performance relative to its peers, which tend to hold large-cap stocks.

					Since
Average Annual Total Returns					Inception
for Periods Ending 2/28/22	6 Mos.*	1 Year	5 Years	10 Years	9/30/99
Balanced Fund	-5.53%	0.69%	6.46%	6.70%	7.56%
S&P 500® Total Return Index	-2.62%	16.39%	15.17%	14.59%	7.65%
Lipper Balanced Funds Index	-3.74%	5.76%	8.79%	8.26%	6.08%
Bloomberg Intermediate
Government/Credit
Bond Index	-3.23%	-2.46%	2.32%	2.06%	4.11%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Balanced Fund may be lower or higher than the performance quoted.  Current

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performance data for the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Balanced Fund was 1.00%. See the Financial Highlights in this report for the most current expense ratios.

Villere Equity Fund – Results

The Villere Equity Fund (the “Equity Fund”) fell by 7.58% during the 6-month period ended February 28, 2022. In comparison, the Equity Fund’s benchmarks – the Lipper Mid-Cap Growth Funds Index and the S&P 500® Total Return Index – fell by 15.71% and 2.62%, respectively, during the period. The Equity Fund’s holdings tend to be more diversified in size (market capitalization), holding companies of varied sizes.

				Since
Average Annual Total Returns				Inception
for Periods Ending 2/28/22	6 Mos.*	1 Year	5 Year	5/31/13
Equity Fund	-7.58%	-2.09%	6.60%	4.92%
Lipper Mid-Cap Growth Funds Index	-15.71%	-6.24%	14.79%	12.78%
S&P 500® Total Return Index	-2.62%	16.39%	15.17%	14.14%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Equity Fund may be lower or higher than the performance quoted.  Current performance data for the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Villere Equity Fund was 1.22%. See the Financial Highlights in this report for the most current expense ratios. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days.

Villere Balanced Fund – Asset Allocation

The asset allocation in the Balanced Fund was 76.9% in stocks, 20.5% in bonds, and 2.5% in cash at the end of February.  We still do not believe the bond market is attractive as yields are artificially depressed. In this environment, any return in bonds is likely to come from the interest income generated. Since we mainly use the fixed-income component for potential income and stability, we have kept duration short to reduce risk and are not sacrificing our credit standards in search of yield.

Villere Funds

Inside the Portfolios – Equities

Active management, individual company research, and stock selection continue to be central to our process and strategy. Top contributors to performance for both Funds during the 6-month period ended February 28, 2022 included Freeport-McMoRan Inc. (“Freeport”), ON Semiconductor Corp. (“ON”), and STERIS PLC (“Steris”).

Freeport is one of the world’s largest producers of copper.  Based in Phoenix, Arizona, with mining operations around the world, Freeport’s shares grew 29.1% during the 6-month period as global growth boosted demand for copper. We believe electric vehicles will see significant growth for a long time, and they use more than twice as much copper as internal combustion engine vehicles. Also, to grow out the infrastructure for the charging network, more copper is needed. We think copper is going to be a strong commodity going forward and Freeport is well positioned to take advantage of that.  Finally, we’ve been pleased to see Freeport’s management team aggressively paying down debt over the last year.

ON manufactures and sells semiconductors for various devices worldwide. ON has benefited from the global chip shortage, and CEO Hassane El-Khoury has focused on making the company more capital efficient.  The stock gained 37.6% during the 6-month period. We believe that ON is well-positioned to benefit from the massive 5G cellular buildout over the next several years. As well as benefiting from the trend to increase technology in automobiles, including growth in electric and autonomous vehicles. The 5G wireless transition should continue to lift chipmakers involved in cellular infrastructure and smartphones, and ON makes chips that handle power in wireless base stations.

Steris is a leading provider of infection prevention for health care settings.  We first bought shares of Steris when the price fell after the “Brexit” vote in 2016 (while 72% of Steris’s revenues come from the United States, the company is domiciled in Ireland).  The stock has been a steady performer, as the health care industry continues to focus on sterilization and reducing infection risk.

The three stocks that most detracted from performance were Open Lending Corp. (“Open Lending”), Palomar Holdings, Inc. (“Palomar”), and Porch Group, Inc. (“Porch”).

Open Lending helps automotive lenders offer loans to traditionally underserved borrowers with near-prime credit ratings. Open Lending’s primary offering pairs loan default insurance with its proprietary analytics to allow the lenders to give these car buyers more attractive rates. The company

Villere Funds

itself is not a lender, and does not provide the insurance coverage, but serves as an intermediary. Open Lending’s shares fell during the period as automotive sales continue to be harmed by supply shortages.

Palomar is a fast-growing, specialty insurer that offers protection for properties at risk from earthquakes, winds, and floods. We believe that Palomar uses technology more efficiently than its competitors. The company has a large exposure to the California earthquake market, where it uses more granular data to more accurately price policies and risk.  Shares fell as the company’s exposure to Hurricanes Ida and Nicholas negatively impacted earnings.

Porch is a leading provider of integrated payment and commerce solutions that help customers accept and make payments, expedite receipt of money, and increase operating efficiencies. Porch serves the middle market, which is underserved at present. Porch’s recent public offering provided cash to expand into the ACH market, an electronic funds-transfer system that facilitates payments which complements the card-based transaction business. ACH is a larger business with higher margins.  While Porch’s earnings continue to be in line with expectations, the shares have fallen as investors are wary of companies whose shares became public in the recent Special Purpose Acquisition Company (“SPAC”) wave.

Finally, we sold all our shares of eHealth after another disappointing quarter.  Despite our continued belief in our thesis that aging baby boomers should and will need help navigating the Medicare Advantage program, eHealth couldn’t stem its customer losses, so we chose to move on in both Funds.

Strategy & Outlook

Concerns over Russia’s invasion of Ukraine, supply shortages, and inflation have led to wild swings in stock market sentiment.  On the flip side, the economic recovery has continued, providing enough optimism for investors to continue “buying the dip”. These market drivers appear to have all but removed COVID-19 and its alphabetical grocery list of variants from the top of investors’ minds.

With stock valuations at these levels, there is more risk in the market, so we will continue to take a balanced approach to our holdings. We have generally reduced portfolio risk, will continue to focus on individual companies, and will look to take advantage of select opportunities that any pullback provides.

We expect the Fed to raise rates steadily over the intermediate term in an attempt to slow inflation.

Villere Funds

We believe that we are in a stock picker’s market. Rather than simply investing in the “market” via passive ETFs, it is important to carefully select individual stocks and avoid following the herd. We focus on the fundamentals of each business, companies with strong balance sheets and solid management teams that are positioned for growth. While we can, and do, purchase shares in larger companies when attractive opportunities arise, we continue to focus on high-quality small- and medium-sized companies with growing profits, reasonable valuations, and strong outlooks.

Thank you for your continued support and confidence in the Villere Funds.

Sincerely,

St. Denis J. Villere II	George V. Young

St. Denis J. Villere III	Lamar G. Villere, CFA

Footnotes:

The opinions expressed above are those of Villere & Co. and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedules of Investments in the report for more complete information regarding Fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their situation. Neither the Funds nor any of its representatives may give legal or tax advice.

The Lipper Balanced Funds Index is an equally weighted performance index of the largest qualifying funds in the Lipper category. The Lipper Mid-Cap Growth Funds Index invests in at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor. These indices are unmanaged and returns include reinvested dividends. The S&P 500® Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The Bloomberg Barclays

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Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. dollar-denominated U.S. Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year or less than 10 years.

It is not possible to invest directly in an index.

Mutual fund investing involves risk; loss of principal is possible. Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility.  The Balanced Fund will invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.  Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities. The Equity Fund may invest in foreign securities.  Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

Past performance is not indicative of future results.

Duration is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. It is expressed as a number of years.

While the Funds are no-load, advisory & other expenses still apply. Please refer to the Prospectus for more information.

Must be preceded or accompanied by a current prospectus.

The Funds are distributed by Quasar Distributors, LLC.

Villere Funds

SECTOR ALLOCATIONS at February 28, 2022 (Unaudited)

Balanced Fund

Sector	Percent of Net Assets

Private Funds[1]	33.1%
Finance	21.4%
General Manufacturing	15.3%
Health Care Equipment Manufacturing	14.0%
Mining	8.2%
Insurance	7.8%
Professional, Scientific & Technical Services	7.0%
Computer & Electronic Products	6.6%
Transportation & Warehousing	4.5%
Food Manufacturing	3.4%
Amusement & Recreation	2.9%
Money Market Fund	2.5%
Employment Services	1.5%
Wholesale Trade	1.1%
Hardware Manufacturing	1.1%
Utilities	0.9%
Internet Retail	0.8%
Paper Manufacturing	0.5%
Services to Buildings and Dwellings	0.4%
Liabilities in Excess of Other Assets	(33.0)%
Total	100.0%

Equity Fund

Sector	Percent of Net Assets

Private Funds[1]	33.6%
Finance	22.3%
Health Care Equipment Manufacturing	15.3%
General Manufacturing	13.9%
Insurance	10.1%
Computer & Electronic Products	7.6%
Mining	7.0%
Money Market Fund	5.7%
Broadcasting	4.3%
Amusement & Recreation	4.0%
Employment Services	3.6%
Transportation & Warehousing	3.4%
Professional, Scientific & Technical Services	2.9%
Liabilities in Excess of Other Assets	(33.7)%
Total	100.0%

1 Investments purchased with cash proceeds from securities lending.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited)

Shares		Value

COMMON STOCKS: 75.2%

Administrative &
Support Services: 1.5%
34,389	TTEC Holdings,
	Inc. [2]	$2,733,926

Amusement, Gambling &
Recreation Industries: 2.9%
61,649	Caesars
	Entertainment,
	Inc. [1,2]	5,190,229

Chemical Manufacturing: 3.1%
55,338	Ligand
	Pharmaceuticals,
	Inc. [1,2]	5,601,312

Computer & Electronic
Product Manufacturing: 9.3%
148,585	ON Semiconductor
	Corp. [1]	9,302,907
16,365	Roper
	Technologies,
	Inc. [2]	7,335,120
		16,638,027

Credit Intermediation: 21.2%
48,230	Euronet Worldwide,
	Inc. 1, [2]	6,184,533
314,086	First Hawaiian,
	Inc. [2]	9,130,480
587,026	Kearny Financial
	Corp. [2]	7,754,613
278,282	Open Lending
	Corp. –
	Class A 1, [2]	5,796,614
470,133	Paya Holdings,
	Inc. – Class A [1,2]	3,032,358
27,585	Visa, Inc. –
	Class A [2]	5,961,670
		37,860,268

Health Care Equipment
Manufacturing: 14.0%
5,810	ABIOMED	1,805,400
34,025	STERIS PLC	8,166,000
31,685	Stryker Corp.	8,344,245
19,885	Teleflex, Inc. [2]	6,687,524
		25,003,169

Insurance Carriers &
Related Activities: 7.3%
92,739	Palomar Holdings,
	Inc. [1,2]	5,975,174
66,520	The Progressive
	Corp.	7,046,463
		13,021,637

Mining: 5.4%
206,925	Freeport-
	McMoRan, Inc.	9,715,129

Professional, Scientific &
Technical Services: 2.5%
148,779	Ebix, Inc. [2]	4,390,468

Publishing Industries: 0.9%
187,565	Porch Group,
	Inc. 1, [2]	1,519,277

Sporting & Recreation
Goods: 3.7%
14,312	Pool Corp.	6,563,197

Truck Transportation: 3.4%
29,510	J.B. Hunt
	Transport
	Services, Inc. [2]	5,988,464

TOTAL COMMON STOCKS
(Cost $102,821,394)		134,225,103

PREFERRED STOCKS: 1.7%

Diversified Financials: 1.7%
	B Riley
	Financial, Inc.,
47,800	6.750%	1,211,730
72,000	6.500%	1,822,320
		3,034,050
TOTAL PREFERRED
STOCKS
(Cost $2,995,000)		3,034,050

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 20.5%

Administrative &
Support Services: 0.4%
	Scotts Miracle-Gro Co.,
	4.500%,
$700,000	10/15/29	$676,683

Chemical Manufacturing: 1.4%
	HB Fuller Co.,
	4.000%,
2,418,000	2/15/27	2,421,204
	Kimberly-Clark
	Corp.,
	3.200%,
100,000	4/25/29	103,966
		2,525,170

Computer & Electronic
Product Manufacturing: 0.5%
	Alphabet, Inc.,
	0.800%,
1,000,000	8/15/27	932,386

Credit Intermediation: 0.2%
	Visa, Inc.,
	0.750%,
321,000	8/15/27	297,842

Fabricated Metal Product
Manufacturing: 1.6%
	Emerson Electric Co.,
	0.875%,
950,000	10/15/26 [2]	897,878
	Stanley Black &
	Decker, Inc.,
	2.300%,
2,000,000	2/24/25	2,001,234
		2,899,112

Food Manufacturing: 3.4%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/2/22	6,073,991

Furniture Manufacturing: 0.6%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	975,032

Insurance Carriers &
Related Activities: 0.5%
	Reinsurance Group
	of America, Inc.,
	3.900%,
800,000	5/15/29 [2]	837,352

Merchant Wholesalers &
Durable Goods: 1.1%
	Avnet, Inc.,
	3.000%,
1,000,000	5/15/31	953,769
	Hubbell, Inc.,
	3.500%,
1,045,000	2/15/28	1,087,471
		2,041,240

Nonstore Retailers: 0.8%
	Amazon.com, Inc.,
	1.650%,
1,500,000	5/12/28	1,444,882

Oil & Gas: 2.8%
	Phillips 66,
	4.300%,
4,976,000	4/1/22	4,989,495

Paper Manufacturing: 0.5%
	Sonoco Products Co.,
	2.250%,
950,000	2/1/27	931,129

Primary Metal
Manufacturing: 0.3%
	Reliance Steel &
	Aluminum Co.,
	1.300%,
490,000	8/15/25	471,127

Professional, Scientific &
Technical Services: 2.8%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,050,467

Rail Transportation: 1.1%
	Union Pacific Corp.,
	2.800%,
2,000,000	2/14/32 [2]	2,007,561

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Principal
Amount		Value
Transportation Equipment
Manufacturing: 1.6%
	Toyota Motor Corp.,
	1.339%,
$2,900,000	3/25/26	$2,801,563

Utilities: 0.9%
	Duke Energy Corp.,
	0.900%,
1,000,000	9/15/25	950,412
	Pacific Gas and
	Electric Co.,
	4.200%,
600,000	3/1/29	614,495
		1,564,907
TOTAL CORPORATE
BONDS
(Cost $36,763,553)		36,519,939

Shares

SHORT-TERM
INVESTMENTS: 2.5%

Money Market Funds: 2.5%
4,516,412	Invesco
	Government &
	Agency Portfolio –
	Institutional
	Class, 0.032% [3]	4,516,412

TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,516,412)		4,516,412

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 33.1%

Private Funds: 33.1%
59,051,077	Mount Vernon
	Liquid Assets
	Portfolio,
	0.130%[3]	59,051,077

TOTAL INVESTMENTS
PURCHASED WITH
CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $59,051,077)		59,051,077

TOTAL INVESTMENTS
IN SECURITIES: 133.0%
(Cost $206,147,436)		237,346,581
Liabilities in Excess
of Other Assets: (33.0)%		(58,930,964)

TOTAL NET
ASSETS: 100.0%		$178,415,617

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of February 28, 2022. Total value of securities out on loan is $57,937,705 or 32.5% of net assets.
[3]	Annualized seven-day effective yield as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited)

Shares		Value

COMMON STOCKS: 94.4%

Administrative & Support
Services: 3.6%
21,900	TTEC Holdings,
	Inc.	$1,741,050

Amusement, Gambling &
Recreation Industries: 4.0%
22,925	Caesars
	Entertainment,
	Inc. [1,2]	1,930,056

Broadcasting: 4.3%
68,505	Paramount Global –
	Class B [2]	2,096,938

Chemical Manufacturing: 4.2%
20,320	Ligand
	Pharmaceuticals,
	Inc. [1,2]	2,056,790

Computer & Electronic
Product Manufacturing: 11.6%
50,920	ON Semiconductor
	Corp. [1]	3,188,101
5,470	Roper Technologies,
	Inc. [2]	2,451,764
		5,639,865

Credit Intermediation: 22.3%
18,650	Euronet
	Worldwide, Inc. [1,2]	2,391,489
67,890	First Hawaiian,
	Inc. [2]	1,973,562
128,190	Kearny Financial
	Corp.	1,693,390
83,130	Open Lending
	Corp. –
	Class A [1]	1,731,598
158,135	Paya Holdings,
	Inc. – Class A [1,2]	1,019,971
9,435	Visa, Inc. –
	Class A [2]	2,039,092
		10,849,102

Health Care Equipment
Manufacturing: 15.3%
10,490	STERIS PLC	2,517,600
9,715	Stryker Corp.	2,558,445
7,060	Teleflex, Inc.	2,374,349
		7,450,394

Insurance Carriers &
Related Activities: 10.1%
38,950	Palomar Holdings,
	Inc. [1,2]	2,509,549
22,665	The Progressive
	Corp.	2,400,903
		4,910,452

Mining: 7.0%
72,030	Freeport-
	McMoRan, Inc. [2]	3,381,809

Professional, Scientific &
Technical Services: 2.9%
48,090	Ebix, Inc. [2]	1,419,136

Publishing Industries: 1.1%
66,435	Porch Group,
	Inc. [1,2]	538,123

Sporting & Recreation
Goods: 4.6%
4,900	Pool Corp.	2,247,042

Truck Transportation: 3.4%
7,990	J.B. Hunt Transport
	Services, Inc. [2]	1,621,411

TOTAL COMMON STOCKS
(Cost $34,084,472)		45,882,168

SHORT-TERM INVESTMENTS: 5.7%

Money Market Funds: 5.7%
2,783,692	Invesco
	Government &
	Agency Portfolio –
	Institutional
	Class, 0.032% [3]	2,783,692

TOTAL SHORT-TERM
INVESTMENTS
(Cost $2,783,692)		2,783,692

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Shares		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 33.6%

Private Funds: 33.6%
16,355,213	Mount Vernon
	Liquid Assets
	Portfolio,
	0.130% [3]	$16,355,213

TOTAL INVESTMENTS
PURCHASED WITH CASH
PROCEEDS FROM
SECURITIES LENDING
(Cost $16,355,213)		16,355,213

TOTAL INVESTMENTS
IN SECURITIES: 133.7%
(Cost $53,223,377)		65,021,073
Liabilities in Excess
of Other Assets: (33.7)%		(16,388,882)
TOTAL NET
ASSETS: 100.0%		$48,632,191

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of February 28, 2022. Total value of securities out on loan is $15,986,866 or 32.9% of net assets.
[3]	Annualized seven-day effective yield as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at February 28, 2022 (Unaudited)

	Balanced Fund	Equity Fund
ASSETS
Investments in unaffiliated securities, at value[1]
(Cost $206,147,436 and $53,223,377, respectively)	$237,346,581	$65,021,073
Receivables:
Fund shares sold	3,810	—
Dividends and interest	320,546	25,765
Securities lending income, net	2,397	637
Prepaid expenses	10,910	7,130
Total assets	237,684,244	65,054,605

LIABILITIES
Payables:
Collateral received for securities loaned	59,051,077	16,355,213
Fund shares redeemed	44,814	—
Investment advisory fees	97,898	27,636
Fund administration fees	28,174	8,159
Transfer agent fees	13,086	3,834
Audit fees	10,975	10,975
Fund accounting fees	5,423	5,173
Chief Compliance Officer fees	1,998	1,998
Custody fees	1,720	841
Trustee fees	1,191	510
Other accrued expenses	12,271	8,075
Total liabilities	59,268,627	16,422,414
NET ASSETS	$178,415,617	$48,632,191

COMPONENTS OF NET ASSETS
Paid-in capital	$150,967,141	$38,344,568
Total distributable (accumulated) earnings (losses)	27,448,476	10,287,623
Net assets	$178,415,617	$48,632,191
[1] Includes loaned securities with a market value of	$57,937,705	$15,986,866

Net Assets	$178,415,617	$48,632,191
Shares (unlimited number of shares
authorized without par value)	7,929,791	3,642,177
Net assets value, offering, and redemption price per share	$22.50	$13.35

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2022 (Unaudited)

	Balanced Fund	Equity Fund
INVESTMENT INCOME
Dividends	$836,096	$215,324
Interest	514,832	528
Income from securities lending, net	10,507	2,520
Total investment income	1,361,435	218,372

EXPENSES
Investment advisory fees	710,219	189,512
Fund administration fees	81,369	25,856
Sub-transfer agent fees	51,927	5,306
Fund accounting fees	17,202	16,126
Miscellaneous expense	12,640	5,839
Transfer agent fees	11,843	9,961
Audit fees	11,035	11,035
Registration fees	10,869	11,477
Trustee fees	9,744	9,052
Reports to shareholders	7,451	1,517
Chief Compliance Officer fees	6,198	6,198
Custody fees	4,868	2,548
Legal fees	4,454	4,454
Insurance expense	3,247	2,875
Total expenses	943,066	301,756
Less: Fees Waived	(3,685)	—
Net expenses	939,381	301,756
Net investment income (loss)	422,054	(83,384)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,673,979)	(1,316,754)
Change in net unrealized appreciation/depreciation
on investments	(8,556,995)	(2,641,046)
Net realized and unrealized gain (loss) on investments	(11,230,974)	(3,957,800)
Net increase (decrease) in net assets
resulting from operations	$(10,808,920)	$(4,041,184)

The accompanying notes are an integral part of these financial statements.

Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$422,054	$768,204
Net realized gain (loss) on investments	(2,673,979)	21,683,052
Change in net unrealized appreciation/depreciation
on investments	(8,556,995)	22,695,077
Net increase (decrease) in net assets
resulting from operations	(10,808,920)	45,146,333

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(20,329,350)	(11,807,778)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares[1]	5,612,081	(17,598,135)
Total increase (decrease) in net assets	(25,526,189)	15,740,420

NET ASSETS
Beginning of period/year	$203,941,806	$188,201,386
End of period/year	$178,415,617	$203,941,806

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2022		Year Ended
	(Unaudited)		August 31, 2021
	Shares	Value	Shares	Value
Shares sold	94,955	$2,274,022	225,361	$5,649,665
Shares issued in
reinvestment of
distributions	872,745	19,846,231	479,002	11,601,436
Shares redeemed	(669,045)	(16,508,172)	(1,402,562)	(34,849,236)
Net increase (decrease)	298,655	$5,612,081	(698,199)	$(17,598,135)

The accompanying notes are an integral part of these financial statements.

Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(83,384)	$(156,986)
Net realized gain (loss) on investments	(1,316,754)	4,134,907
Change in net unrealized appreciation/depreciation
on investments	(2,641,046)	8,160,822
Net increase (decrease) in net assets
resulting from operations	(4,041,184)	12,138,743

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,916,798)	(361,151)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares[1]	3,664,003	(1,966,015)
Total increase (decrease) in net assets	(4,293,979)	9,811,577

NET ASSETS
Beginning of period/year	$52,926,170	$43,114,593
End of period/year	$48,632,191	$52,926,170

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2022		Year Ended
	(Unaudited)		August 31, 2021
	Shares	Value	Shares	Value
Shares sold	118,399	$1,734,816	137,819	$1,987,991
Shares issued in
reinvestment of
distributions	287,549	3,890,542	25,340	358,820
Shares redeemed	(139,369)	(1,961,355)	(299,390)	(4,312,826)
Net increase (decrease)	266,579	$3,664,003	(136,231)	$(1,966,015)

[2]	Net of redemption fees of $0 and $356, respectively.

The accompanying notes are an integral part of these financial statements.

Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2022	Year Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value,
beginning of period/year	$26.72	$22.60	$22.08	$25.22	$21.40	$20.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)[1]	0.05	0.10	0.15	0.20	0.20	0.10
Net realized and unrealized
gain (loss) on investments	(1.49)	5.53	0.54	(1.95)	3.77	0.81
Total from
investment operations	(1.44)	5.63	0.69	(1.75)	3.97	0.91

LESS DISTRIBUTIONS:
From net
investment income	(0.12)	(0.16)	(0.17)	(0.24)	(0.15)	(0.18)
From net realized gain	(2.66)	(1.35)	—	(1.15)	—	—
Total distributions	(2.78)	(1.51)	(0.17)	(1.39)	(0.15)	(0.18)
Net asset value,
end of period/year	$22.50	$26.72	$22.60	$22.08	$25.22	$21.40

Total return	(5.53)%[2]	25.66%	3.06%	(6.20)%	18.67%	4.45%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$178.4	$203.9	$188.2	$223.1	$299.6	$295.2

Portfolio turnover rate	10%[2]	28%	22%	21%	23%	18%

RATIOS:
Expenses before fees waived	1.00%[3]	0.99%	0.98%	0.98%	0.96%	0.93%
Expenses after fees waived	0.99%[3]	0.99%	0.98%	0.98%	0.96%	0.93%
Net investment income (loss)
before fees waived	0.44%[3]	0.38%	0.69%	0.89%	0.85%	0.50%
Net investment income (loss)
after fees waived	0.45%[3]	0.38%	0.69%	0.89%	0.85%	0.50%

[1]	Calculated based on average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2022	Year Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value,
beginning of period/year	$15.68	$12.28	$11.67	$12.89	$10.43	$10.29

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)[1]	(0.02)	(0.05)	(0.03)	0.02	0.01	(0.04)
Net realized and unrealized
gain (loss) on investments	(1.15)	3.55	0.66	(1.21)	2.45	0.19
Total from
investment operations	(1.17)	3.50	0.63	(1.19)	2.46	0.15
Paid-in capital from
redemption fees	—	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net
investment income	—	—	(0.02)	—	—	(0.01)
From net realized gain	(1.16)	(0.10)	—	(0.03)	—	—
Total distributions	(1.16)	(0.10)	(0.02)	(0.03)	—	(0.01)
Net asset value,
end of period/year	$13.35	$15.68	$12.28	$11.67	$12.89	$10.43

Total return	(7.58)%[3]	28.63%	5.41%	(9.16)%	23.59%	1.47%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$48.6	$52.9	$43.1	$39.8	$42.1	$36.5

Portfolio turnover rate	2%[3]	26%	35%	36%	24%	25%

RATIOS:
Expenses to average
net assets	1.19%[4]	1.21%	1.22%	1.23%	1.22%	1.24%
Net investment gain (loss)
to average net assets	(0.33)%[4]	(0.32)%	(0.28)%	0.19%	0.07%	(0.41)%

[1]	Calculated based on average shares outstanding during the period.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not Annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Balanced Fund and the Equity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.

The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The investment objective of the Equity Fund is to achieve long-term growth.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Trust’s Valuation Committee.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Trust’s Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security,  whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market,  the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2022. See the Schedules of Investments for industry breakouts.

Balanced Fund

	Investments
	Measured at
	Net Asset Value	Level 1	Level 2	Level 3	Total
Common
Stocks	$—	$134,225,103	$ —	$—	$134,225,103
Preferred
Stocks	—	3,034,050	—	—	3,034,050
Corporate
Bonds	—	—	36,519,939	—	36,519,939
Short-Term
Investments	—	4,516,412	—	—	4,516,412
Investments
Purchased
with Cash
Proceeds from
Securities
Lending[1]	59,051,077	—	—	—	59,051,077
Total
Investments
in Securities	$59,051,077	$141,775,565	$36,519,939	$—	$237,346,581

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

Equity Fund

	Investments
	Measured at
	Net Asset Value	Level 1	Level 2	Level 3	Total
Common
Stocks	$—	$45,882,168	$—	$—	$45,882,168
Short-Term
Investments	—	2,783,692	—	—	2,783,692
Investments
Purchased
with Cash
Proceeds from
Securities
Lending[1]	16,355,213	—	—	—	16,355,213
Total
Investments
in Securities	$16,355,213	$48,665,860	$—	$—	$65,021,073

[1]	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At the most recent fiscal year ended August 31, 2021, the Funds had no capital loss carryovers available for federal income tax purposes.

As of February 28, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

all the tax returns filed for the last three years. The Funds identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of February 28, 2022, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

I.
Recently Issued Accounting Pronouncements. In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of applying this provision.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”. These regulatory changes may limit the Fund’s ability to pursue their principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

investment companies or pooled investment vehicles they believe are most desirable. The Funds are currently assessing the potential impact of the new rule on the Funds’ financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. The Funds are currently evaluating the impact, if any, of applying this provision.

J.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The St. Denis J. Villere & Co., LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As  compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the six months ended February 28, 2022, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) to 0.99% and 1.25% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. The Operating Expense Limitation Agreement will remain in effect until at least December 31, 2022, and may continue for an indefinite period thereafter, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. The Funds must pay their current ordinary operating expenses before the Adviser  is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. The amounts of fees waived and expenses absorbed by the Adviser during the six months ended February 28, 2022, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.

As of February 28, 2022, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Balanced Fund are shown in the following table. The Adviser may recapture a portion of the unreimbursed amount no later then the date stated.  As of February 28, 2022, the Equity Fund had no recoupments available.

Expiration	Balanced Fund
February 28, 2025	$3,685

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by each Fund to Fund Services for these services for the six months ended February 28, 2022 are disclosed in the Statements of Operations.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the six months ended February 28, 2022, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the securities in each of its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of February 28, 2022, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by U.S.  Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of February 28, 2022, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of	Payable on
	Securities on Loan	Collateral Received
Balanced Fund	$57,937,705	$59,051,077
Equity Fund	15,986,866	16,355,213

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio (a money market fund subject to Rule 2a-7 under the 1940 Act). Prior to October 21, 2020 the collateral was invested in the First American Government Obligations Fund – Class Z (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedules of Investments for  the Funds include the particular cash collateral holding as of February 28, 2022. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Statements of Operations.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2022, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales/Maturities
Balanced Fund	$17,581,919	$22,756,267
Equity Fund	3,252,689	1,039,147

For the six months ended February 28, 2022, there were no purchases or sales of U.S. Government obligations in the Funds.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 28, 2022 (estimated) and the year ended August 31, 2021 for the Funds were as follows:

Balanced Fund

	February 28, 2022	August 31, 2021
Distributions paid from:
Ordinary income	$879,134	$1,224,137
Long-term capital gain	19,450,216	10,583,641
	$20,329,350	$11,807,778

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

Equity Fund

	February 28, 2022	August 31, 2021
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	3,916,798	361,151
	$3,916,798	$361,151

As of the most recent fiscal year ended August 31, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Balanced Fund

Cost of investments	$192,682,616
Gross tax unrealized appreciation	49,760,134
Gross tax unrealized depreciation	(10,003,994)
Net tax unrealized appreciation (depreciation)	39,756,140
Undistributed ordinary income	604,576
Undistributed long-term capital gain	18,226,030
Total distributable earnings	18,830,606
Other distributable (accumulated) earnings (losses)	—
Other distributable (accumulated) earnings (losses)	$58,586,746

Equity Fund

Cost of investments	$52,448,845
Gross tax unrealized appreciation	17,254,957
Gross tax unrealized depreciation	(2,816,215)
Net tax unrealized appreciation (depreciation)	14,438,742
Undistributed ordinary income	—
Undistributed long-term capital gain	3,916,787
Total distributable earnings	3,916,787
Other distributable (accumulated) earnings (losses)	(109,924)
Other distributable (accumulated) earnings (losses)	$18,245,605

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2021, the Funds deferred, on a tax basis, qualified late year losses, consisting of the following:

	Post-October	Ordinary Late
	Losses	Year Losses
Balanced Fund	$—	$—
Equity Fund	—	109,924

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the six months ended February 28, 2022 is disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months ended February 28, 2022 was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$25,000,000	$2,500,000
Largest amount outstanding
on an individual day	—	—
Average daily loan outstanding	—	—
Credit facility outstanding as
of February 28, 2022	—	—
Average interest rate when in use	—	—

NOTE 8 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/21 – 2/28/22).

Actual Expenses

The Actual line of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Equity Fund. In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical line of the following tables include information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2022 (Unaudited) (Continued)

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/21	Value 2/28/22	9/1/21 – 2/28/22[1]
Actual	$1,000.00	$ 944.70	$4.77
Hypothetical (5% return
before expenses)	1,000.00	1,019.89	4.96

[1]
Expenses are equal to the Balanced Fund’s annualized expense ratio for the most recent six-month period of 0.99% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/21	Value 2/28/22	9/1/21 – 2/28/22[2]
Actual	$1,000.00	$ 924.20	$5.68
Hypothetical (5% return
before expenses)	1,000.00	1,018.89	5.96

[2]
Expenses are equal to the Balanced Fund’s annualized expense ratio for the most recent six-month period of 1.19% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Villere Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 866.209.1129 or by accessing the Funds’ web site at www.villere.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.villere.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling 866.209.1129.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds’ transfer agent at 866.209.1129 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.villere.com.

 (This Page Intentionally Left Blank.)

Villere Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
St. Denis J. Villere & Company, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester, LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

Villere Equity Fund
Symbol – VLEQX
CUSIP – 74316J391

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)   /s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    May 4, 2022

By (Signature and Title)    /s/ Craig A. Benton
 Craig A. Benton, Treasurer/Principal Financial Officer

Date    May 4, 2022

* Print the name and title of each signing officer under his or her signature.